Cash flow disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Cash flow disclosures
Schedule of changes In working capital

	At December 31,
	2025	2024	2023
Changes in working capital
Other receivables and credits	(58,969)	(68,846)	(32,429)
Inventories	(2,470)	5,013	(1,551)
Other liabilities	(9,991)	(69,658)	(19,323)
	(71,430)	(133,491)	(53,303)

Schedule of significant non-cash transactions

	For the year ended December 31,
	2025	2024	2023
Intangible assets acquisition with an increase in Other liabilities / Borrowings / Lease liabilities	(6,661)	(6,749)	(1,180)
Intangible assets increase in Other liabilities	(46)	—	—
Property, plant and equipment with an increase in Other liabilities	—	(2,737)	(124)
Right-of-use asset initial recognition with an increase in Lease liabilities (Note 14)	(2,608)	(619)	(5,217)
Concession fees paid with credit of financial re-equilibrium (Note 23)	—	(2,200)	(22,946)
Income tax paid with tax certificates	(149)	(6,887)	(2,339)
Dividends pending of payment	—	(12,435)	—
Acquisition of non-controlling interests through issuance of shares (Note 2 and Note 25.d)	(40,000)	—	—
Application of credits compensated with concession fees	—	—	(19,156)
Purchase of Navinten shares (Note 28)	—	—	(3,384)
Sale of Navinten shares (Note 28)	—	—	3,384
ICASGA’s compensation received through a guarantee deposit	—	—	(41,262)
Release of concession fee payable due to ICAGSA’s re-bidding process	—	—	(74,640)
Compensation of ICASGA’s re-equilibriums	—	—	5,309
Compensation of ICASGA’s monthly contribution	—	—	(3,767)
ICASGA’s compensation to be collected	—	—	(66,612)

Schedule of reconciliation of debt

	Bank and financial
	borrowings	Notes	Banks overdrafts	Other	Total
Values at the beginning of the year	282,919	860,063	—	15,089	1,158,071
Proceeds from borrowings	18,116	—	—	—	18,116
Loans and interest paid	(58,119)	(139,871)	—	(844)	(198,834)
Debt renegotiation expenses	(193)	—	—	—	(193)
Effects of exchange rate changes and inflation adjustment	32,106	(5,267)	—	2,003	28,842
Other non-cash movements *	28,504	59,882	—	830	89,216
Balances as of December 31, 2025	303,333	774,807	—	17,078	1,095,218

	Bank and financial
	borrowings	Notes	Banks overdrafts	Other	Total
Values at the beginning of the year	392,239	940,937	61	—	1,333,237
Proceeds from borrowings	145,741	29,105	—	15,499	190,345
Loans and interest paid	(231,001)	(179,025)	(219)	—	(410,245)
Debt renegotiation expenses	(2,256)	(200)	—	(11)	(2,467)
Effects of exchange rate changes and inflation adjustment	(50,613)	(4,775)	4	(435)	(55,819)
Other non-cash movements *	28,809	74,021	154	36	103,020
Balances as of December 31, 2024	282,919	860,063	—	15,089	1,158,071

	Bank and financial
	borrowings	Notes	Banks overdrafts	Other	Total
Values at the beginning of the year	478,904	986,533	—	—	1,465,437
Proceeds from borrowings	81,900	1,682	4,264	—	87,846
Loans and interest paid	(202,341)	(78,455)	(3,470)	—	(284,266)
Debt renegotiation expenses	—	(110)	—	—	(110)
Effects of exchange rate changes and inflation adjustment	11,219	(20,452)	(2,141)	—	(11,374)
Other non-cash movements *	22,557	51,739	1,408	—	75,704
Balances as of December 31, 2023	392,239	940,937	61	—	1,333,237

* This line mainly includes interest accrued.